Exhibit 99.1

CRVNA 2020-P1 Servicer Report

Distribution Date:	2/8/2021
Collection Period:	1/1/2021	Through	1/31/2021
Accrual Period:	1/8/2021	Through	2/7/2021
Principal Balance Rollforward of Receivables and Additonal Collection Activity

Principal		Unit Reconciliation	Principal Reconciliation
Beginning Pool Balance	(1)	19,941	387,718,618.94
Collateral Pledged (Subsequent Receivables Acquired in Collection Period)	(2)	0	0.00
Collateral Takeout & Unwinds	(3)	16	311,747.82
Principal Collections	(4)
Total collections allocable to principal & Units Paid in Full	(5)	234	10,294,774.01
Purchased Receivables & receivables purchased pursuant to section 6.1	(6)	0	0.00
Charged-Off Losses (Gross)	(7)
Charged-off Losses (system current period)	(8)	7	98,971.10

Ending Pool Balance	(9)	19,684	377,013,126.01

Interest, Fees and Recoveries
Collections allocable to interest	(10)		2,688,285.93
Collections from Recoveries (prior charge-offs)	(11)		7,752.81
All other amounts and fees received and not allocable to principal	(12)		5,682.95

Total non-Principal Collections	(13)		2,701,721.69
Principal Balance Roll-Forward of Notes
Original Pool Balance as of Cutoff Date	(14)		405,000,000.11
The Pool Factor as of the close of business on the last day set forth above {(9)/(14)}	(15)		93.09%
Original Class A-1 Note Balance	(16)		56,000,000.00
Beginning Class A-1 Note Balance	(17)		35,369,231.11
Class A-1 Monthly Parity Deficit Amount	(18)		7,356,105.10
Class A-1 Regular Principal Payment Amount	(19)		5,489,238.78

Class A-1 Note Balance after Class A-1 Monthly Principal Payment	(20)		22,523,887.23
Class A-1 Pool Factor {(20)/(16)}	(21)		40.22%
Original Class A-2 Note Balance	(22)		120,000,000.00
Beginning Class A-2 Note Balance	(23)		120,000,000.00
Class A-2 Monthly Parity Deficit Amount	(24)		0.00
Class A-2 Regular Principal Payment Amount	(25)		0.00

Class A-2 Note Balance after Class A-2 Monthly Principal Payment	(26)		120,000,000.00
Class A-2 Pool Factor {(26)/(22)}	(27)		100.00%
Original Class A-3 Note Balance	(28)		115,000,000.00
Beginning Class A-3 Note Balance	(29)		115,000,000.00
Class A-3 Monthly Parity Deficit Amount	(30)		0.00
Class A-3 Regular Principal Payment Amount	(31)		0.00

Class A-3 Note Balance after Class A-3 Monthly Principal Payment	(32)		115,000,000.00
Class A-3 Pool Factor {(32)/(28)}	(33)		100.00%
Original Class A-4 Note Balance	(34)		75,930,000.00
Beginning Class A-4 Note Balance	(35)		75,930,000.00
Class A-4 Monthly Parity Deficit Amount	(36)		0.00
Class A-4 Regular Principal Payment Amount	(37)		0.00

Class A-4 Note Balance after Class A-4 Monthly Principal Payment	(38)		75,930,000.00
Class A-4 Pool Factor {(38)/(34)}	(39)		100.00%
Original Class B Note Balance	(40)		13,365,000.00
Beginning Class B Note Balance	(41)		13,365,000.00
Class B Monthly Parity Deficit Amount	(42)		0.00
Class B Regular Principal Payment Amount	(43)		0.00

Class B Note Balance after Class B Monthly Principal Payment	(44)		13,365,000.00
Class B Pool Factor {(44)/(40)}	(45)		100.00%
Original Class C Note Balance	(46)		17,212,000.00
Beginning Class C Note Balance	(47)		17,212,000.00
Class C Monthly Parity Deficit Amount	(48)		0.00
Class C Regular Principal Payment Amount	(49)		0.00

Class C Note Balance after Class C Monthly Principal Payment	(50)		17,212,000.00
Class C Pool Factor {(50)/(46)}	(51)		100.00%
Original Class D Note Balance	(52)		7,493,000.00
Beginning Class D Note Balance	(53)		7,493,000.00
Class D Monthly Parity Deficit Amount	(54)		0.00
Class D Regular Principal Payment Amount	(55)		0.00

Class D Note Balance after Class D Monthly Principal Payment	(56)		7,493,000.00
Class D Pool Factor {(56)/(52)}	(57)		100.00%
Original Class N Note Balance	(58)		15,000,000.00
Beginning Class N Note Balance	(59)		15,000,000.00
Class N Regular Principal Payment Amount	(60)		0.00

Class N Note Balance after Class N Monthly Principal Payment	(61)		15,000,000.00
Class N Pool Factor {(61)/(58)}	(62)		100.00%
Overcollateralization & Principal Payment Calculation
Overcollateralization in Dollars	(63)		5,489,238.78
Overcollateralization Percentage	(64)		1.36%
Overcollateralization Target %	(65)		1.50%
Total Available Cash	(66)		13,342,614.15
Distributions in priority to Principal not withstanding Principal Parity Distributions	(67)		(7,853,375.37)

Cash available to principal	(68)		5,489,238.78
Beginning of Period AAA through BBB Note Balance {sum of (17,23,29,35,41, 47, 53)}	(69)		384,369,231.11
Ending Collateral Balance {(9)}	(70)	377,013,126.01
OC Target Amount {(14)*(65)}	(71)	6,075,000.00

Required ProForma Note Balance	(72)		370,938,126.01

Excess	(73)		13,431,105.11
Principal Distribution Amount {lesser of (68) and (73)}	(74)		5,489,238.78
Reserve Account & Class N Reserve Account Reconciliation
(a) Reserve Account Rollforward
Specified Reserve Account Amount {(14) * 0.5%}	(75)		2,025,000.00
Aggregate Note Balance after all distributions {sum of (44,33,32,26,20)}	(76)		371,523,887.23
Specified Reserve Amount {Lesser of (75),(76)}	(77)		2,025,000.00
Beginning of Period Reserve Account Balance	(78)		2,025,000.00
Amount withdrawn from the Reserve Account	(79)		0.00
Amount deposited to the Reserve Account	(80)		0.00

Ending Reserve Account Balance	(81)		2,025,000.00

(b)	Class N Reserve Account Rollforward
	Specified Class N Reserve Account Amount			(82)	202,500.00
	Aggregate Class N Note Balance after all distributions			(83)	15,000,000.00
	Specified Class N Reserve Amount			(84)	202,500.00
	Beginning of Period Class N Reserve Account Balance			(85)	169,366.67
	Amount withdrawn from the Reserve Account			(86)	35,500.00
	Amount deposited to the Reserve Account			(87)	0.00

	Ending Class N Reserve Account Balance			(88)	133,866.67
Performance Data for the Collection Period
Loss Data
(a)	Gross Losses
	Aggregate Gross Charged-Off Receivables losses as of the last day of the previous Collection Period			(89)	41,444
	Gross Charged-Off Receivables losses occurring in current Collection Period {(7)}			(90)	98,971

	Aggregate Gross Charged-Off Receivables losses as of the last day of the current Collection Period			(91)	140,415
(b)	Liquidation Proceeds
	The aggregate amount of Liquidation Proceeds as of the last day of the previous Collection Period			(92)	(700)
	Gross Liquidation Proceeds occurring in the current Collection Period {(11)}			(93)	7,753
	Less Liquidation Expenses incurred in the current Collection Period			(94)	(1,112)

	The aggregate amount of Liquidation Proceeds as of the last day of the current Collection Period			(95)	5,941
(c)	Net Losses
	The aggregate amount of Net Charged-Off Receivables losses as of the last day of the previous Collection Period			(96)	42,144
	Net Charged-Off Receivables losses occurring in current Collection Period {(7)-(11)-(94)}			(97)	92,330

	The aggregate amount of Net Charged-Off Receivables losses as of the last day of the current Collection Period			(98)	134,474
(d)	Historical Net Loss Data
			Average Principal Balance	Net Loss Amount	Net Loss Percentage
	Net Losses in Third Preceding Collection Period		0	0	0.00%
	Net Losses in Second Preceding Collection Period		0	0	0.00%
	Net Losses in First Preceding Collection Period		396,359,310	42,144	0.01%
	Net Losses in Current Collection Period		382,365,872	92,330	0.02%
Delinquency Data
(d)	The number of Receivables and the aggregate principal balance for which Obligors are delinquent as of the last day of the Collection Period		Current Collection Period		2

			Delinquency Bucket	No. of Receivables	Principal Balance
		(99)	31-60	43	870,983.71
		(100)	61-90	14	304,318.75
		(101)	91-120	2	78,467.15
		(102)	Total Delinquencies	59	1,253,769.61
	Receivables greater than 60 days delinquent at end of Collection Period	(103)			0.10%
	Delinquency Trigger Level (based on Current Collection Period)	(104)			2.00%
Statistical Data
			Original	Prev. Month	Current
(e)	Pool Statistics in the Collection Period
	Weighted Average APR of the Receivables	(105)	8.20%	8.21%	8.22%
	Weighted Average Remaining Term of the Receivables	(106)	68.72	68.32	67.35
	Weighted Average Original Term of the Receivables	(107)	69.64	69.70	69.73
	Average Principal Balance	(108)	19,900.74	19,443.29	19,153.28
	Net Losses in Period {(97)}	(109)	0.00	42,143.89	92,330.29
	Aggregate Realized Losses {(98)}	(110)	0.00	42,143.89	134,474.18
	Aggregate Realized Loss percentage {(98)/(14)}	(111)	0.00%	0.01%	0.03%
	Number of Receivables at End of Collection Period	(112)	20,351	19,941	19,684
Extension Data
(f)	Collection Period Extension Data
	Number of receivables extended in Collection Period (A)			(113)	5
	Principal Balance of receivables extended in Collection Period (B)			(114)	70,407.51
	Total number of receivables in Grantor Trust at beginning of Collection Period (C)			(115)	19,941
	Pool Balance as of the beginning of the Collection Period (D)			(116)	387,718,618.94
	Ratio of (A) over (C)			(117)	0.03%
	Ratio of (B) over (D)			(118)	0.02%
Amounts Deposited into the Collection Account
	Available Principal
	Collections allocable to principal {(5)}			(119)	10,294,774.01
	Current Period Liquidation Proceeds Gross of Servicer Liquidation Reimbursements {(11)}			(120)	7,752.81
	Purchase Amount of Receivables (Purchased Receivables & receivables purchased pursuant to section 6.1)			(121)	346,118.45
	Total Collected Principal			(122)	10,648,645.27
	Collected Interest and Supplemental Servicing Fees
	Collections allocable to interest {(10)}			(123)	2,688,285.93
	Collections allocable to Supplemental Servicing Fees {(12)}			(124)	5,682.95

	Total Collected Interest and Supplemental Servicing Fees			(125)	2,693,968.88
	Excess amount withdrawn from Reserve Account {(79)}			(126)	0.00
	Amount deposited to Collection Account			(127)	13,342,614.15

Calculation and Allocation of Priority PDA

	Class	Note Balance	Pool Balance	PDA Required	Cash Available	Cash Allocated to PDA	Priority PDA Payment
1	Class A-1	35,369,231.11	377,013,126.01	0.00	12,562,789.12	0.00	7,356,105.10
	Class A-2	155,369,231.11	377,013,126.01	0.00	12,562,789.12	0.00	0.00
	Class A-3	270,369,231.11	377,013,126.01	0.00	12,562,789.12	0.00	0.00
	Class A-4	346,299,231.11	377,013,126.01	0.00	12,562,789.12	0.00	0.00
3	Class B	359,664,231.11	377,013,126.01	0.00	12,552,542.62	0.00	0.00
4	Class C	376,876,231.11	377,013,126.01	0.00	12,533,609.42	0.00	0.00
5	Class D	384,369,231.11	377,013,126.01	7,356,105.10	12,522,245.03	7,356,105.10	0.00

Calculation of Interest Distributable Amount

	Class	BOM Note Bal.	Interest Carryover	Note Interest Rates	Days	Days Basis Rate	Calculated Interest
1	Class A-1	35,369,231.11	0	0.18822%	31	8.61%	5,732.59
	Class A-2	120,000,000.00	0	0.28%	30	8.33%	28,000.00
	Class A-3	115,000,000.00	0	0.44%	30	8.33%	42,166.67
	Class A-4	75,930,000.00	0	0.61%	30	8.33%	38,597.75
2	Class B	13,365,000.00	0	0.92%	30	8.33%	10,246.50
3	Class C	17,212,000.00	0	1.32%	30	8.33%	18,933.20
4	Class D	7,493,000.00	0	1.82%	30	8.33%	11,364.38
5	Class N	15,000,000.00	0	2.84%	30	8.33%	35,500.00

Cash Distributions for Activity in Collection Period (Waterfall)

			Pursuant to
			Paid per Indent 2.7(b)	Shortfall	Change from Prior Period
	Total Deposited to Collection Account		13,342,614.15	0.00	-37.3%
	Supplemental Servicing Fees		5,682.95	0.00	-10.2%
	Unpaid Supplemental Servicing Fees from prior Distribution Date		0.00	0.00	0.0%
	Servicer Liquidation Reimbursements		4,035.00	0.00	476.4%
	Unpaid Servicer Liquidation Reimbursements from prior Distribution Date		0.00	0.00	0.0%
	Available Funds		13,332,896.20	0.00	-37.3%
1	Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes)	1.00%	323,098.85	323,098.85	-31.6%
	Servicing Fee Payable from Servicing Strip Amount	0.54%	174,473.38	174,473.38	-31.6%
	Servicing Strip Amount distributed to Class XS Notes	0.46%	148,625.47	148,625.47	-31.6%
	Unpaid Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes)		0.00	0.00	0.0%
2	Indemnity amounts due to Backup Servicer as successor servicer		0.00	0.00	0.0%
	Fees due to:
	Indenture Trustee		1,500.00	0.00	0.0%
	Owner Trustee		0.00	0.00	0.0%
	Grantor Trust Trustee		0.00	0.00	0.0%
	Administrator		83.33	0.00	0.0%
	Collateral Custodian		3,979.05	0.00	0.0%
	Asset Representations Reviewer		0.00	0.00	0.0%
	Rating Agency		0.00	0.00	0.0%
3	Backup Servicer Fee		3,850.00	0.00	0.0%
4	Class A Interest Distributable Amount		114,497.00	0.00	4.1%
5	First Priority PDA		0.00	0.00	0.0%
6	Class B Interest Distributable Amount		10,246.50	0.00	7.1%
7	Second Priority PDA		0.00	0.00	0.0%
8	Class C Interest Distributable Amount		18,933.20	0.00	7.1%
9	Third Priority PDA		0.00	0.00	-100.0%
10	Class D Interest Distributable Amount		11,364.38	0.00	7.1%
11	Fourth Priority PDA		7,356,105.10	0.00	-1.8%
12	Reserve Account (amount required to fund Reserve Account to required amount)		0.00	0.00	0.0%
13	Regular PDA (other than Class N and Class XS Notes)		5,489,238.78	0.00	63.9%
14	Class N interest Distributable Amount		35,500.00	0.00	7.1%
15	Class N Reserve Account (amount required to fund Class N Reserve Account to req. amount)		0.00	0.00	0.0%
16	Class N Principal Distribution Amount (until paid-in-full)		0.00	0.00	0.0%
17	Unpaid indemnity amounts due to Backup Servicer as successor servicer		0.00	0.00	0.0%
	Unpaid Fees due to:
	Indenture Trustee		0.00	0.00	0.0%
	Owner Trustee		0.00	0.00	0.0%
	Grantor Trust Trustee		0.00	0.00	0.0%
	Administrator		0.00	0.00	0.0%
	Collateral Custodian		0.00	0.00	0.0%
	Asset Representations Reviewer		0.00	0.00	0.0%
	Rating Agency		0.00	0.00	0.0%
	Backup Servicer		0.00	0.00	0.0%
18	To holders of the certificates, any remaining amounts		0.00	0.00	0.0%